Trade Receivables and Other	6 Months Ended
Jun. 30, 2019
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Trade Receivables and Other

NOTE 13 - TRADE RECEIVABLES AND OTHER

Trade receivables and other are comprised of the following:

	At June 30, 2019		At December 31, 2018
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade receivables – gross	—	523	—	483
Impairment	—	(2)	—	(2)

Total Trade receivables – net	—	521	—	481

Income tax receivables	27	44	28	43
Other taxes	—	26	—	33
Contract assets	30	1	28	2
Prepaid expenses	—	16	1	12
Other	10	22	7	16

Total Other receivables	67	109	64	106

Total Trade receivables and Other	67	630	64	587

13.1	Contract assets

	At June 30, 2019		At December 31, 2018
(in millions of Euros)	Non-current	Current	Non-current	Current
Unbilled tooling costs	29	—	26	—
Other	1	1	2	2

Total Contract assets	30	1	28	2

13.2 Aging

The aging of total trade receivables - net is as follows:

	At June 30,	At December 31,
(in millions of Euros)	2019	2018
Not past due	499	453
1 - 30 days past due	19	23
31 - 60 days past due	1	2
61 - 90 days past due	1	2
Greater than 91 days past due	1	1

Total Trade receivables - net	521	481

Impairment allowance

Revisions to the impairment allowance arising from changes in estimates are included as either an additional allowance or recoveries. An allowance of €0.1 million was recognized during the six months ended June 30, 2019 (€0.4 million allowance reversed during the six months ended June 30, 2018).

None of the other amounts included in Other receivables were deemed to be impaired.

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable shown above. The Group does not hold any collateral from its customers or debtors as security.

13.3 Currency concentration

The composition of the carrying amounts of total Trade receivables—net by currency is shown in Euro equivalents as follows:

	At June 30,	At December 31,
(in millions of Euros)	2019	2018
Euro	230	177
U.S. Dollar	271	284
Swiss franc	7	4
Other currencies	13	16

Total Trade receivables – net	521	481

13.4 Factoring arrangements

The Group factors trade receivables in France by entering into factoring agreements with a third party for a maximum capacity of €235 million. This agreement matures on October 29, 2021.

The Group factors trade receivables in Germany, Switzerland and the Czech Republic by entering into factoring agreements with a third party for a maximum capacity of €150 million. This agreement matures on October 29, 2021. In addition, the Group sells receivables from one of its German customers under an uncommitted factoring facility whereby receivables sold are confirmed by the customer.

Constellium Automotive USA entered into a factoring agreement that provides for the sale of specific trade receivables up to a maximum capacity of $33 million. This agreement matures on December 11, 2019.

Muscle Shoals entered into a factoring agreement that provides for the sale of specific trade receivables up to a maximum capacity of $375 million. The agreement matures on January 24, 2020.

Under the Group’s factoring agreements, most of the trade receivables are sold without recourse. Where the Group has transferred substantially all the risks and rewards of ownership of the receivables, the receivables are derecognized. Some remaining receivables do not qualify for derecognition under IFRS 9 - Financial Instruments, as the Group retains substantially all the associated risks and rewards.

Under the agreements, at June 30, 2019, the total carrying amount of the original assets factored is €631 million (December 31, 2018: €601 million) of which:

•

€471 million (December 31, 2018: €446 million) have been derecognized from the Unaudited Interim Consolidated Statement of Financial Position as the Group transferred substantially all of the associated risks and rewards to the factor;

•	€160 million (December 31, 2018: €155 million) were recognized on the Unaudited Interim Consolidated Statement of Financial Position.

There was no debt due to the factor relating to trade receivables sold at June 30, 2019 and December 31, 2018.

Covenants

The factoring arrangements contain certain customary affirmative and negative covenants, including some relating to the administration and collection of the assigned receivables, the terms of the invoices and the exchange of information, but do not contain maintenance financial covenants.

The commitment of the factor to buy receivables under the Muscle Shoals factoring agreement is subject to maintaining certain credit ratings.

The Group was in compliance with all applicable covenants at June 30, 2019 and December 31, 2018.